Leases - Schedule of Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets [Abstract]
Operating lease	$ 84	$ 88
Finance lease asset	104	108
Total leased assets	188	196
Current lease liabilities:
Current lease liability, operating	24	22
Current lease liability, finance	6	5
Noncurrent lease liabilities:
Noncurrent lease liabilities, operating	73	81
Noncurrent lease liabilities, finance	107	109
Total lease liabilities	$ 210	$ 217
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets	Other noncurrent assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property plant and equipment, net	Property plant and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term borrowings and current portion of long-term debt	Short-term borrowings and current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total long-term debt	Total long-term debt